UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019—February 29, 2020

Item 1: Reports to Shareholders

Semiannual Report | February 29, 2020

Vanguard Money Market Funds

Vanguard Prime Money Market Fund Vanguard Federal Money Market Fund Vanguard Treasury Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Prime Money Market Fund	3

Federal Money Market Fund	25

Treasury Money Market Fund	41

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2019	2/29/2020	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,008.98	$0.80
Admiral™ Shares	1,000.00	1,009.28	0.50
Federal Money Market Fund	$1,000.00	$1,008.46	$0.55
Treasury Money Market Fund	$1,000.00	$1,008.49	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.07	$0.81
Admiral Shares	1,000.00	1,024.37	0.50
Federal Money Market Fund	$1,000.00	$1,024.32	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.42	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Prime Money Market Fund

Fund Allocation1

As of February 29, 2020

Yankee/Foreign	61.8%
U.S. Treasury Bills	28.1
Other	1.8
U.S. Government Obligations	2.5
U.S. Commercial Paper	2.3
Certificates of Deposit	3.5

1	Percentage of investments.

Prime Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (30.6%)
	Federal Home Loan Bank Discount Notes	1.601%	3/3/20	5,968	5,968
	Federal Home Loan Bank Discount Notes	1.538%	3/12/20	555,698	555,436
	Federal Home Loan Bank Discount Notes	1.594%	3/16/20	176,000	175,887
	Federal Home Loan Bank Discount Notes	1.557%	3/27/20	244,000	243,726
	Federal Home Loan Bank Discount Notes	1.557%	3/31/20	186,000	185,759
	Federal Home Loan Bank Discount Notes	1.589%	4/1/20	377,000	376,490
	Federal Home Loan Bank Discount Notes	1.624%	4/3/20	385,000	384,442
	Federal Home Loan Bank Discount Notes	1.604%	4/8/20	188,386	188,074
	Federal Home Loan Bank Discount Notes	1.624%	4/13/20	194,550	194,183
	Federal Home Loan Bank Discount Notes	1.553%	4/15/20	231,000	230,553
	Federal Home Loan Bank Discount Notes	1.624%	4/17/20	50,000	49,898
	Federal Home Loan Bank Discount Notes	1.564%	4/22/20	625,000	623,592
	United States Treasury Bill	1.842%	3/12/20	3,000,000	2,998,547
	United States Treasury Bill	1.534%	3/17/20	1,704,400	1,703,241
	United States Treasury Bill	1.888%	3/19/20	4,000,000	3,996,260
	United States Treasury Bill	1.531%	3/24/20	2,000,000	1,998,032
	United States Treasury Bill	1.811%	4/2/20	2,000,000	1,996,809
	United States Treasury Bill	1.679%	4/9/20	3,000,000	2,994,946
	United States Treasury Bill	1.595%	4/14/20	5,000,000	4,990,436
	United States Treasury Bill	1.633%	4/16/20	2,000,800	1,996,889
	United States Treasury Bill	1.574%	4/21/20	4,000,000	3,991,103
	United States Treasury Bill	1.639%	4/23/20	1,427,200	1,423,985
	United States Treasury Bill	1.623%	4/30/20	2,172,630	2,166,812
	United States Treasury Bill	1.547%	5/7/20	2,500,000	2,492,851
	United States Treasury Bill	1.562%	5/14/20	256,200	255,384
	United States Treasury Bill	1.593%	5/28/20	1,222,000	1,217,283
	United States Treasury Bill	1.570%	6/25/20	745,000	741,231
	United States Treasury Bill	1.572%	7/2/20	1,052,000	1,046,393
Total U.S. Government and Agency Obligations (Cost $39,224,210)					39,224,210
Commercial Paper (34.4%)
Bank Holding Company (1.6%)
2	ABN Amro Funding USA LLC	1.923%	3/2/20	97,000	96,995
2	ABN Amro Funding USA LLC	1.912%	3/3/20	57,000	56,994
2	ABN Amro Funding USA LLC	1.690%	6/8/20	150,000	149,307
	Cooperatieve Rabobank UA	2.070%	3/18/20	133,000	133,000
	Cooperatieve Rabobank UA	1.740%	7/27/20	50,000	50,000
3	Cooperatieve Rabobank UA, 1M USD LIBOR + 0.230%	1.888%	3/16/20	133,000	133,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)

3	Cooperatieve Rabobank UA, 1M USD LIBOR + 0.230%	1.888%	3/17/20	133,000	133,000
3	Cooperatieve Rabobank UA, 1M USD LIBOR + 0.250%	1.908%	4/17/20	500,000	500,000
	JP Morgan Securities LLC	1.875%	3/2/20	323,000	323,000
2	JP Morgan Securities LLC	1.766%	7/21/20	81,000	80,441
3	JP Morgan Securities LLC, 1M USD LIBOR + 0.220%	1.891%	3/9/20	323,000	323,000
3	JP Morgan Securities LLC, 1M USD LIBOR + 0.220%	1.878%	5/12/20	65,000	65,000
					2,043,737
Finance—Auto (0.5%)
	American Honda Finance Corp.	1.657%	5/11/20	76,000	75,753
	American Honda Finance Corp.	1.657%	5/18/20	33,000	32,882
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	1.738%	9/9/20	131,000	131,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	1.727%	9/10/20	131,000	131,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	1.709%	9/24/20	167,000	167,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	1.772%	9/4/20	99,000	99,000
					636,635
Foreign Banks (25.2%)
2	Australia & New Zealand Banking Group Ltd.	1.882%	3/4/20	130,000	129,980
2	Australia & New Zealand Banking Group Ltd.	1.939%	4/20/20	55,050	54,903
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.180%	1.845%	3/11/20	235,000	235,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.180%	1.838%	3/12/20	331,000	331,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.180%	1.827%	5/20/20	250,000	249,997
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.180%	1.848%	6/5/20	269,000	269,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.190%	1.855%	6/11/20	335,000	335,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.210%	1.857%	8/20/20	169,000	169,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.240%	1.869%	8/21/20	470,000	470,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.270%	1.923%	7/13/20	401,000	401,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.270%	1.928%	7/15/20	215,500	215,502
2	Bank of Nova Scotia	1.921%	5/21/20	341,000	339,542
2	Bank of Nova Scotia	1.758%	8/17/20	39,000	38,681
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.160%	1.831%	3/9/20	255,000	255,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.170%	1.783%	3/27/20	155,000	155,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.220%	1.878%	6/15/20	452,500	452,500
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.220%	1.849%	6/22/20	400,000	400,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.220%	1.867%	7/20/20	458,000	458,000
	Barclays Bank UK plc	1.611%	3/4/20	380,000	379,949
	Barclays Bank UK plc	1.581%	3/5/20	300,000	299,947
	Barclays Bank UK plc	1.601%	3/12/20	145,000	144,929
	BNP Paribas SA (New York Branch)	1.581%	3/5/20	1,000,000	999,824
4	Caisse d’Amortissement de la Dette Sociale	1.612%	5/26/20	151,000	150,421
2,4	Caisse d’Amortissement de la Dette Sociale	1.634%	6/17/20	167,000	166,186
2,4	Caisse d’Amortissement de la Dette Sociale	1.634%	6/18/20	259,000	257,722
2,4	Caisse d’Amortissement de la Dette Sociale	1.634%	6/19/20	167,000	166,171
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.080%	1.751%	8/11/20	580,000	580,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.170%	1.838%	3/5/20	340,000	340,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.190%	1.856%	7/6/20	355,000	355,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.210%	1.868%	3/12/20	370,000	370,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.210%	1.837%	6/25/20	370,000	370,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.220%	1.878%	6/18/20	156,000	156,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.250%	1.908%	5/18/20	404,000	404,000
2	Commonwealth Bank of Australia	2.071%	3/20/20	130,000	129,859
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	1.822%	6/4/20	127,000	126,997
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	1.828%	6/5/20	148,000	147,999
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	1.813%	7/13/20	115,000	115,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	1.845%	3/11/20	186,000	186,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	1.833%	3/13/20	157,000	157,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	1.838%	3/16/20	105,000	105,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	1.809%	4/24/20	91,000	90,999
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.190%	1.860%	7/7/20	99,000	99,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	1.880%	1/7/21	107,000	107,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	1.823%	8/28/20	304,000	304,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	1.875%	9/3/20	119,000	119,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	1.892%	9/4/20	304,000	304,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	1.901%	9/8/20	166,000	165,991
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	1.901%	9/9/20	56,500	56,501
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.240%	1.890%	9/14/20	200,000	200,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.240%	1.895%	12/2/20	200,000	200,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.250%	1.908%	11/12/20	78,000	78,000
2	DBS Bank Ltd.	2.016%	3/13/20	264,000	263,825
2	DBS Bank Ltd.	2.031%	3/16/20	134,000	133,888
2	DBS Bank Ltd.	2.082%	3/18/20	297,000	296,711
2	DBS Bank Ltd.	1.982%	4/9/20	100,000	99,787
2	DBS Bank Ltd.	1.867%	4/24/20	99,000	98,725
2	DBS Bank Ltd.	1.878%	5/1/20	64,000	63,798
2	DBS Bank Ltd.	1.858%	5/4/20	99,000	98,676
2	DBS Bank Ltd.	1.878%	5/5/20	187,000	186,372
2	DBS Bank Ltd.	1.867%	5/8/20	164,060	163,485
2	DBS Bank Ltd.	1.878%	5/11/20	65,000	64,762
2	DBS Bank Ltd.	1.878%	5/15/20	100,000	99,612
2	DBS Bank Ltd.	1.857%	5/20/20	99,000	98,595
2	DBS Bank Ltd.	1.857%	5/22/20	78,000	77,673
2	DBS Bank Ltd.	1.867%	6/4/20	72,000	71,649
2	DBS Bank Ltd.	1.669%	6/8/20	65,700	65,400
2	DBS Bank Ltd.	1.766%	7/17/20	66,000	65,557
2	DBS Bank Ltd.	1.745%	7/24/20	33,000	32,770
2	DBS Bank Ltd.	1.684%	8/5/20	67,000	66,512
2	DBS Bank Ltd.	1.664%	8/10/20	67,000	66,503
2	DNB Bank ASA	2.082%	3/20/20	275,000	274,701
	European Investment Bank	1.581%	3/5/20	292,000	291,949
	European Investment Bank	1.581%	3/6/20	167,000	166,963
	ING US Funding LLC	1.852%	3/3/20	186,725	186,706
	ING US Funding LLC	1.852%	3/4/20	500,000	499,923
2	KFW	1.684%	8/5/20	97,500	96,790
2	KFW	1.638%	8/12/20	131,000	130,030
2	KFW	1.639%	8/19/20	192,000	190,518
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	1.766%	11/6/20	335,000	335,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.110%	1.757%	3/20/20	250,000	250,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.150%	1.797%	4/16/20	327,000	327,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.180%	1.833%	3/13/20	550,000	550,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.200%	1.855%	5/1/20	500,000	500,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.240%	1.898%	8/12/20	350,000	350,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.260%	1.907%	6/19/20	199,000	199,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.270%	1.925%	7/2/20	418,000	418,000
2	Nederlandse Waterschapsbank NV	1.831%	3/11/20	326,000	325,835
2	Nederlandse Waterschapsbank NV	1.637%	5/26/20	274,000	272,934
2	Nederlandse Waterschapsbank NV	1.647%	5/27/20	167,000	166,338
2,4	Nederlandse Waterschapsbank NV	1.648%	6/1/20	469,000	467,034
2	Nordea Bank ABP	1.852%	5/1/20	245,000	244,238
2	Nordea Bank ABP	1.763%	7/8/20	208,000	206,698
2	Nordea Bank ABP	1.766%	7/9/20	430,000	427,283
2	NRW Bank	1.836%	3/16/20	45,400	45,365

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2	NRW Bank	1.836%	3/17/20	132,000	131,893
2	NRW Bank	1.836%	3/18/20	134,000	133,885
2	NRW Bank	1.836%	3/19/20	134,000	133,878
2	NRW Bank	1.836%	3/20/20	347,000	346,666
2	NRW Bank	1.836%	3/23/20	248,000	247,723
2	NRW Bank	1.837%	3/24/20	248,000	247,711
2	NRW Bank	1.654%	6/12/20	469,000	466,793
2	NRW Bank	1.634%	6/17/20	330,000	328,391
	Oesterreichische Kontrollbank AG	1.625%	5/18/20	127,000	126,553
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	1.838%	3/12/20	165,000	165,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	1.830%	4/14/20	290,000	290,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	1.838%	6/17/20	560,000	560,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.190%	1.848%	3/16/20	250,000	250,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.210%	1.876%	5/6/20	594,000	594,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.240%	1.843%	7/31/20	450,000	450,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.240%	1.856%	8/26/20	183,000	183,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.250%	1.908%	11/18/20	252,000	252,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.250%	1.897%	11/19/20	133,000	133,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.310%	1.965%	10/1/20	300,000	300,000
2	Skandinaviska Enskilda Banken AB	1.931%	3/23/20	400,000	399,532
2	Skandinaviska Enskilda Banken AB	1.929%	4/21/20	550,000	548,512
2	Skandinaviska Enskilda Banken AB	1.913%	4/23/20	200,000	199,442
2	Svenska Handelsbanken AB	1.851%	3/5/20	122,762	122,737
2	Svenska Handelsbanken AB	1.844%	4/8/20	580,000	578,880
2	Svenska Handelsbanken AB	1.735%	7/20/20	120,000	119,192
	Swedbank AB	1.571%	3/5/20	500,000	499,913
2	Toronto-Dominion Bank	1.879%	3/3/20	200,000	199,979
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	1.838%	6/16/20	35,000	35,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	1.809%	6/23/20	200,000	200,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.250%	1.915%	12/11/20	300,000	300,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.250%	1.915%	12/11/20	150,000	150,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.260%	1.915%	9/3/20	45,000	45,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.270%	1.923%	11/13/20	250,000	250,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	1.929%	9/23/20	100,000	100,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.320%	1.991%	10/9/20	500,000	500,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.330%	1.985%	10/2/20	50,000	50,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.150%	1.753%	5/29/20	150,000	149,995
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	1.828%	6/5/20	100,000	99,999
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	1.828%	6/5/20	111,000	110,997
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.230%	1.892%	9/4/20	168,000	168,000
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.230%	1.892%	9/4/20	268,000	268,000
					32,263,876
Foreign Governments (4.6%)
2	Alberta (Province Of)	1.948%	3/31/20	148,500	148,261
2	Alberta (Province Of)	1.906%	5/26/20	50,000	49,774
2	Alberta (Province Of)	1.817%	6/9/20	225,000	223,875
2	Alberta (Province Of)	1.867%	6/11/20	108,000	107,434
2	Alberta (Province Of)	1.868%	6/17/20	99,000	98,450
2	Alberta (Province Of)	1.735%	7/6/20	95,000	94,424
2	Alberta (Province Of)	1.735%	7/17/20	67,500	67,055
2	Alberta (Province Of)	1.725%	7/21/20	65,000	64,562
2	Alberta (Province Of)	1.715%	7/23/20	111,000	110,256
2	Alberta (Province Of)	1.684%	8/6/20	67,000	66,509
2	BNG Bank NV	1.581%	3/5/20	610,000	609,893
4	CDP Financial Inc.	1.884%	3/25/20	65,000	64,919
2,4	CDP Financial Inc.	0.421%	4/1/20	172,500	172,215
4	CDP Financial Inc.	1.929%	4/6/20	99,000	98,811
4	CDP Financial Inc.	1.938%	4/8/20	100,000	99,797
4	CDP Financial Inc.	1.919%	4/16/20	175,000	174,575
4	CDP Financial Inc.	1.878%	4/27/20	32,500	32,404
2	CDP Financial Inc.	0.591%	4/28/20	32,500	32,403
4	CDP Financial Inc.	1.837%	5/4/20	45,000	44,854
4	CDP Financial Inc.	1.846%	5/13/20	40,000	39,852
4	CDP Financial Inc.	1.837%	6/3/20	50,000	49,762
2,4	CDP Financial Inc.	0.601%	6/10/20	50,000	49,745
4	CDP Financial Inc.	1.775%	6/30/20	50,000	49,704
4	CDP Financial Inc.	1.805%	7/8/20	50,000	49,685
4	CDP Financial Inc.	1.736%	7/21/20	84,000	83,430
4	CDP Financial Inc.	1.653%	8/4/20	134,000	133,048
4	CPPIB Capital Inc.	1.654%	8/12/20	134,000	132,999
2,4	CPPIB Capital Inc.	1.644%	8/17/20	167,000	165,724
	Export Development Canada	1.907%	4/9/20	60,300	60,176
	Export Development Canada	1.924%	4/17/20	128,000	127,682
	Export Development Canada	1.898%	4/22/20	45,250	45,127
	Export Development Canada	1.816%	5/18/20	198,000	197,228
	Export Development Canada	1.654%	6/3/20	67,000	66,712
	Export Development Canada	1.639%	6/18/20	96,000	95,526
2	Hydro-Quebec	1.674%	8/4/20	335,000	332,590
2	Kingdom of Netherlands	1.640%	3/2/20	140,000	139,994
4	Omers Finance Trust	1.808%	4/2/20	40,000	39,936
	Omers Finance Trust	1.717%	4/20/20	32,500	32,423
4	Ontario Teachers’ Finance Trust	1.875%	4/3/20	30,000	29,949
4	Ontario Teachers’ Finance Trust	1.876%	4/13/20	19,000	18,958
4	Ontario Teachers’ Finance Trust	1.878%	5/5/20	22,750	22,674
4	Ontario Teachers’ Finance Trust	1.870%	5/29/20	32,000	31,854

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Ontario Teachers’ Finance Trust	1.860%	6/1/20	32,500	32,347
4	Ontario Teachers’ Finance Trust	1.858%	6/15/20	50,000	49,729
4	Ontario Teachers’ Finance Trust	1.808%	7/20/20	60,000	59,579
4	Ontario Teachers’ Finance Trust	1.746%	7/23/20	33,500	33,268
4	Ontario Teachers’ Finance Trust	1.644%	8/27/20	67,000	66,457
4	Ontario Teachers’ Finance Trust	1.644%	8/28/20	25,000	24,796
3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.120%	1.786%	3/6/20	82,000	82,000
3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.200%	1.813%	8/24/20	95,000	95,000
2,3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.270%	1.928%	8/17/20	99,000	99,000
	Province of British Columbia	0.601%	3/16/20	45,800	45,765
	Province of British Columbia	1.830%	3/25/20	54,400	54,334
	Province of British Columbia	1.830%	3/26/20	56,475	56,404
	Province of British Columbia	1.830%	3/27/20	55,000	54,928
	Province of British Columbia	1.831%	4/8/20	45,465	45,378
	Province of British Columbia	1.842%	4/14/20	26,700	26,640
	Province of British Columbia	1.835%	5/26/20	45,300	45,103
	Province of British Columbia	1.735%	7/9/20	39,000	38,758
	Province of British Columbia	1.735%	7/10/20	50,000	49,687
4	PSP Capital Inc.	0.551%	3/11/20	99,000	98,945
4	PSP Capital Inc.	2.071%	3/12/20	124,000	123,922
4	PSP Capital Inc.	2.020%	3/13/20	53,000	52,965
4	PSP Capital Inc.	2.061%	3/17/20	36,000	35,967
4	PSP Capital Inc.	2.051%	3/19/20	99,000	98,899
4	PSP Capital Inc.	1.867%	4/27/20	49,500	49,355
4	PSP Capital Inc.	1.649%	6/10/20	67,000	66,692
4	PSP Capital Inc.	1.649%	6/11/20	50,000	49,768
4	PSP Capital Inc.	1.735%	7/15/20	27,000	26,825
					5,917,760
Foreign Industrial (1.3%)
2	BASF SE	1.717%	4/14/20	67,000	66,860
2	Nestle Capital Corp.	2.052%	3/24/20	99,127	98,998
2	Total Capital Canada Ltd.	1.949%	4/8/20	209,060	208,634
2	Total Capital Canada Ltd.	0.581%	4/14/20	311,000	310,266
2	Total Capital Canada Ltd.	1.636%	5/4/20	42,500	42,377
2	Total Capital Canada Ltd.	1.684%	8/3/20	95,120	94,438
2	Total Capital Canada Ltd.	1.633%	8/18/20	148,000	146,868
2	Total Capital SA	1.581%	3/4/20	328,000	327,957
2	Total Capital SA	1.581%	3/12/20	290,000	289,860
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.230%	1.892%	6/4/20	49,500	49,500
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.250%	1.921%	7/9/20	65,000	65,000
					1,700,758
Industrial (1.2%)
	Exxon Mobil Corp.	0.380%	6/22/20	500,000	497,457
	Exxon Mobil Corp.	1.635%	6/25/20	297,000	295,445
	Exxon Mobil Corp.	0.360%	6/30/20	100,000	99,455
2	LVMH Moet Hennessy Louis Vuitton Inc.	1.639%	6/16/20	84,400	83,991
2	LVMH Moet Hennessy Louis Vuitton Inc.	1.639%	6/22/20	60,000	59,693
2	Novartis Finance Corp.	1.639%	6/22/20	50,500	50,242
2	Novartis Finance Corp.	1.640%	6/29/20	33,500	33,318

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2	Pfizer Inc.	1.636%	5/5/20	202,000	201,405
2	Pfizer Inc.	0.491%	5/11/20	210,000	209,326
					1,530,332
Total Commercial Paper (Cost $44,093,098)					44,093,098
Certificates of Deposit (33.7%)
Domestic Banks (4.1%)
	Citibank NA	1.830%	5/4/20	385,000	385,000
	Citibank NA	1.810%	6/1/20	300,000	300,000
	Citibank NA	1.840%	6/5/20	114,500	114,500
	Citibank NA	1.820%	7/2/20	495,000	495,000
	State Street Bank & Trust Co.	1.900%	4/15/20	767,000	767,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.220%	1.891%	8/10/20	697,000	697,000
3	US Bank NA, 1M USD LIBOR + 0.130%	1.780%	7/14/20	903,000	903,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.150%	1.803%	8/13/20	267,000	267,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.190%	1.837%	3/19/20	650,000	650,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.210%	1.860%	4/14/20	315,000	315,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.230%	1.885%	5/1/20	154,000	154,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.240%	1.898%	5/18/20	201,000	201,000
					5,248,500
Eurodollar Certificates of Deposit (3.6%)
	ABN AMRO Bank NV	1.890%	3/16/20	600,000	600,000
	ABN AMRO Bank NV	1.870%	5/7/20	500,000	500,000
	ABN AMRO Bank NV	1.880%	5/7/20	230,000	230,000
	ABN AMRO Bank NV	1.700%	6/5/20	208,000	208,000
	ABN AMRO Bank NV	1.695%	6/8/20	347,000	347,000
	ABN AMRO Bank NV	1.695%	6/10/20	150,000	150,000
	ABN AMRO Bank NV	1.680%	6/15/20	215,000	215,000
	ING Bank NV	1.760%	5/26/20	350,000	350,000
	ING Bank NV	1.690%	6/8/20	1,250,000	1,250,000
	ING Bank NV	1.665%	6/15/20	272,000	272,000
	MUFG Bank Ltd. (London Branch)	1.810%	4/15/20	134,000	134,000
	MUFG Bank Ltd. (London Branch)	1.860%	5/7/20	280,000	280,000
	MUFG Bank Ltd. (London Branch)	1.690%	6/10/20	67,000	67,000
					4,603,000
Yankee Certificates of Deposit (26.0%)
3	Australia & New Zealand Banking Group, Ltd.
	(New York Branch),
	1M USD LIBOR + 0.180%	1.835%	6/1/20	67,000	67,000
	Bank of Montreal (Chicago Branch)	1.670%	5/18/20	168,000	168,000
	Bank of Montreal (Chicago Branch)	1.750%	7/24/20	100,000	100,000
	Bank of Montreal (Chicago Branch)	1.825%	3/2/20	250,000	250,000
	Bank of Montreal (Chicago Branch)	1.880%	3/2/20	150,000	150,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.190%	1.845%	4/3/20	507,000	507,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.210%	1.837%	6/25/20	145,000	145,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.210%	1.857%	7/20/20	365,000	365,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.220%	1.875%	4/2/20	383,000	383,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.230%	1.859%	4/22/20	69,000	69,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.240%	1.895%	5/1/20	391,000	391,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.170%	1.828%	3/16/20	103,000	103,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.220%	1.891%	6/8/20	35,000	35,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.220%	1.886%	7/6/20	397,000	397,000
	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.230%	1.877%	4/20/20	213,000	213,000
	Bayerische Landesbank (New York Branch)	1.600%	3/2/20	235,000	235,000
	Bayerische Landesbank (New York Branch)	1.600%	3/3/20	508,000	508,000
	Bayerische Landesbank (New York Branch)	1.600%	3/4/20	584,000	584,000
	Bayerische Landesbank (New York Branch)	1.600%	3/4/20	249,000	249,000
	Bayerische Landesbank (New York Branch)	1.600%	3/6/20	323,000	323,000
	Bayerische Landesbank (New York Branch)	1.600%	3/9/20	243,000	243,000
	Canadian Imperial Bank of Commerce (New York Branch)	1.870%	5/7/20	77,000	77,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.200%	1.866%	5/6/20	273,000	273,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.230%	1.843%	4/27/20	255,000	255,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.160%	1.815%	7/2/20	174,000	174,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.170%	1.799%	4/23/20	162,000	162,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.180%	1.848%	6/5/20	170,000	170,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.190%	1.848%	1/12/21	250,000	250,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.200%	1.858%	3/18/20	100,000	100,000
3	Cooperatieve Rabobank UA (New York Branch)	2.050%	3/17/20	33,000	33,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	1.836%	3/6/20	198,000	198,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	1.841%	3/9/20	165,000	165,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	1.783%	3/27/20	198,000	198,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	1.825%	4/1/20	169,000	169,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.200%	1.865%	5/11/20	99,000	99,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.200%	1.803%	6/30/20	144,000	144,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.250%	1.912%	5/4/20	300,000	300,000
	Credit Agricole Corporate & Investment Bank	1.590%	3/3/20	999,000	999,000
	Credit Agricole Corporate & Investment Bank	1.590%	3/6/20	1,414,000	1,414,000
	Credit Suisse AG (New York Branch)	2.000%	3/24/20	400,000	400,000
	Credit Suisse AG (New York Branch)	2.000%	3/27/20	900,000	900,000
	DNB Bank ASA (New York Branch)	1.585%	3/2/20	1,330,000	1,330,000
	DNB Bank ASA (New York Branch)	1.585%	3/4/20	1,384,000	1,384,000
	DNB Bank ASA (New York Branch)	1.850%	5/1/20	400,000	400,000
	DNB Bank ASA (New York Branch)	1.740%	7/16/20	445,000	445,000
	KBC Bank NV (New York Branch)	1.590%	3/4/20	365,000	365,000
	KBC Bank NV (New York Branch)	1.590%	3/5/20	29,000	29,000
	KBC Bank NV (New York Branch)	1.600%	3/6/20	365,000	365,000
	Landesbank Hessen-Thueringen Girozentrale	1.590%	3/2/20	235,000	235,000
	Landesbank Hessen-Thueringen Girozentrale	1.590%	3/3/20	343,000	343,000
	Landesbank Hessen-Thueringen Girozentrale	1.600%	3/3/20	75,000	75,000
	Landesbank Hessen-Thueringen Girozentrale	1.600%	3/4/20	300,000	300,000
	Landesbank Hessen-Thueringen Girozentrale	1.600%	3/5/20	1,000,000	1,000,000
	Landesbank Hessen-Thueringen Girozentrale	1.610%	3/9/20	1,184,000	1,184,000
	MUFG Bank Ltd. (New York Branch)	1.900%	3/6/20	40,000	40,000
	MUFG Bank Ltd. (New York Branch)	1.760%	4/30/20	66,000	66,000
	MUFG Bank Ltd. (New York Branch)	1.770%	4/30/20	66,000	66,000
	MUFG Bank Ltd. (New York Branch)	1.780%	4/30/20	67,000	67,000
	MUFG Bank Ltd. (New York Branch)	1.780%	4/30/20	66,000	66,000
	MUFG Bank Ltd. (New York Branch)	1.790%	4/30/20	100,000	100,000
	MUFG Bank Ltd. (New York Branch)	1.800%	4/30/20	101,000	101,000
	MUFG Bank Ltd. (New York Branch)	1.830%	5/11/20	133,000	133,000
	MUFG Bank Ltd. (New York Branch)	1.840%	5/11/20	166,000	166,000
	Natixis (New York Branch)	1.570%	3/5/20	375,000	375,000
	Natixis (New York Branch)	1.570%	3/6/20	1,000,000	1,000,000
	Nordea Bank ABP (New York Branch)	1.740%	6/16/20	87,000	86,999
3	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.170%	1.836%	7/6/20	500,000	500,000
3	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.200%	1.862%	6/4/20	500,000	499,993
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.250%	1.905%	9/3/20	601,000	601,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.200%	1.855%	7/2/20	300,000	300,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.230%	1.833%	5/29/20	694,000	694,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.230%	1.885%	6/1/20	650,000	650,000
3	Sumitomo Mitsui Banking Corp. (New York Branch)	1.912%	3/4/20	53,000	53,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.080%	1.748%	6/5/20	313,000	312,997

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	1.808%	5/12/20	310,000	309,994
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.200%	1.855%	4/3/20	245,000	244,999
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.200%	1.829%	4/24/20	420,000	419,997
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.200%	1.862%	5/4/20	540,000	539,995
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.210%	1.823%	3/27/20	270,000	270,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.220%	1.870%	4/14/20	400,000	399,997
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	1.818%	6/15/20	159,000	159,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	1.807%	6/19/20	495,000	495,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	1.763%	6/30/20	395,000	395,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.180%	1.838%	7/15/20	250,000	250,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.190%	1.858%	5/5/20	350,000	350,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.200%	1.847%	5/19/20	250,000	250,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.220%	1.867%	8/20/20	205,000	205,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.240%	1.869%	11/24/20	297,000	297,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.240%	1.895%	12/2/20	254,000	253,990
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.290%	1.919%	9/24/20	335,000	335,000
	Toronto-Dominion Bank (New York Branch)	2.000%	3/17/20	50,000	50,000
	Toronto-Dominion Bank (New York Branch)	1.760%	7/16/20	65,000	65,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.200%	1.871%	7/7/20	540,000	540,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.210%	1.865%	5/4/20	135,000	135,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.220%	1.870%	5/14/20	368,000	368,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	1.853%	7/30/20	200,000	200,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	1.853%	7/31/20	325,000	325,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	1.900%	8/13/20	300,000	300,000
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	1.818%	6/5/20	50,000	49,997
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	1.818%	6/12/20	75,000	74,999
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	1.815%	7/2/20	500,000	499,992

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.230%	1.895%	9/11/20	67,000	67,000
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.230%	1.888%	9/16/20	172,000	172,000
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.230%	1.888%	9/18/20	100,000	100,000
					33,419,949
Total Certificates of Deposit (Cost $43,271,449)					43,271,449
Other Notes (1.2%)
	Bank of America NA	1.870%	6/4/20	162,000	162,000
	Bank of America NA	1.870%	6/8/20	162,000	162,000
3	Bank of America NA, 1M USD LIBOR + 0.090%	1.758%	9/4/20	201,000	201,000
3	Bank of America NA, 1M USD LIBOR + 0.150%	1.821%	7/10/20	100,000	100,000
3	Bank of America NA, 1M USD LIBOR + 0.200%	1.855%	4/1/20	169,000	169,000
3	Bank of America NA, 1M USD LIBOR + 0.220%	1.833%	4/27/20	164,000	164,000
3	Bank of America NA, 1M USD LIBOR + 0.220%	1.875%	5/1/20	325,000	325,000
3	Bank of America NA, 1M USD LIBOR + 0.240%	1.905%	5/11/20	247,500	247,500
Total Other Notes (Cost $1,530,500)					1,530,500
Taxable Municipal Bonds (0.0%)
5	Greene County GA Development Authority Revenue VRDO (Cost $6,250)	1.600%	3/6/20	6,250	6,250
Total Investments (99.9%) (Cost $128,125,507)					128,125,507
Other Assets and Liabilities-Net (0.1%)					88,972
Net Assets (100%)					128,214,479

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 29, 2020, the aggregate value of these securities was $33,756,933,000, representing 26.3% of net assets.

3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $3,937,943,000, representing 3.1% of net assets.

5	Scheduled principal and interest payments are guaranteed by bank letter of credit.

LIBOR—London Interbank Offered Rate.

VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value (Cost $128,125,507)	128,125,507
Investment in Vanguard	5,571
Cash	879
Receivables for Accrued Income	75,392
Receivables for Capital Shares Issued	1,084,068
Other Assets	51,663
Total Assets	129,343,080
Liabilities
Payables for Capital Shares Redeemed	1,108,463
Payables for Distributions	11,721
Payables to Vanguard	8,417
Total Liabilities	1,128,601
Net Assets	128,214,479

At February 29, 2020, net assets consisted of:

Paid-in Capital	128,209,965
Total Distributable Earnings (Loss)	4,514
Net Assets	128,214,479

Investor Shares—Net Assets
Applicable to 107,647,851,674 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	107,660,517
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 20,551,550,172 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,553,962
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest	1,226,794
Total Income	1,226,794
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,081
Management and Administrative—Investor Shares	73,629
Management and Administrative—Admiral Shares	8,605
Marketing and Distribution—Investor Shares	8,690
Marketing and Distribution—Admiral Shares	731
Custodian Fees	275
Shareholders’ Reports—Investor Shares	469
Shareholders’ Reports—Admiral Shares	41
Trustees’ Fees and Expenses	45
Total Expenses	94,566
Net Investment Income	1,132,228
Realized Net Gain (Loss) on Investment Securities Sold	707
Net Increase (Decrease) in Net Assets Resulting from Operations	1,132,935

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,132,228	2,775,871
Realized Net Gain (Loss)	707	(80)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,132,935	2,775,791
Distributions[1]
Investor Shares	(951,317)	(2,351,823)
Admiral Shares	(180,692)	(424,095)
Total Distributions	(1,132,009)	(2,775,918)
Capital Share Transactions (at $1.00 per share)
Investor Shares	2,951,197	11,810,567
Admiral Shares	1,631,082	2,805,143
Net Increase (Decrease) from Capital Share Transactions	4,582,279	14,615,710
Total Increase (Decrease)	4,583,205	14,615,583
Net Assets
Beginning of Period	123,631,274	109,015,691
End of Period	128,214,479	123,631,274

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.009[1]	.023[1]	.016[1]	.008[1]	.0032	.0002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.009	.023	.016	.008	.0032	.0002
Distributions
Dividends from Net Investment Income	(.009)	(.023)	(.016)	(.008)	(.0032)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.023)	(.016)	(.008)	(.0032)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.90%	2.36%	1.59%	0.83%	0.32%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107,661	$104,709	$92,898	$84,886	$100,210	$105,820
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.33%	1.59%	0.82%	0.32%	0.02%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. For the six months ended February 29, 2020, and the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period Investment Operations	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	.009[1]	.024[1]	.016[1]	.009[1]	.004	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.009	.024	.016	.009	.004	.001
Distributions
Dividends from Net Investment Income	(.009)	(.024)	(.016)	(.009)	(.004)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.024)	(.016)	(.009)	(.004)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.93%	2.42%	1.66%	0.89%	0.38%	0.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,554	$18,923	$16,118	$11,997	$16,429	$28,988
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.39%	1.65%	0.88%	0.38%	0.07%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management

Prime Money Market Fund

and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $5,571,000, representing less than 0.01% of the fund’s net assets and 2.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Prime Money Market Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax cost	128,125,507
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $4,284,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2020		August 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	30,733,138	30,733,372	67,073,536	67,073,695
Issued in Lieu of Cash Distributions	878,886	878,886	2,176,642	2,176,642
Redeemed	(28,660,827)	(28,660,827)	(57,439,611)	(57,439,611)
Net Increase (Decrease)—Investor Shares	2,951,197	2,951,431	11,810,567	11,810,726
Admiral Shares
Issued	7,642,361	7,642,127	12,655,596	12,655,436
Issued in Lieu of Cash Distributions	165,386	165,386	392,879	392,879
Redeemed	(6,176,665)	(6,176,665)	(10,243,332)	(10,243,332)
Net Increase (Decrease)—Admiral Shares	1,631,082	1,630,848	2,805,143	2,804,983

Prime Money Market Fund

F. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Allocation1

As of February 29, 2020

U.S. Treasury Bills	32.3%
Repurchase Agreements	18.7
U.S. Government Obligations	49.0
1	Percentage of investments.

Federal Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (81.5%)
2	Fannie Mae Discount Notes	1.566%	3/4/20	321,840	321,798
2	Fannie Mae Discount Notes	1.554%	3/13/20	33,333	33,316
2	Fannie Mae Discount Notes	1.606%	3/19/20	98,817	98,738
2	Fannie Mae Discount Notes	1.556%	4/1/20	220,600	220,306
2	Fannie Mae Discount Notes	1.556%	4/8/20	99,250	99,088
2	Fannie Mae Discount Notes	1.556%	4/22/20	833,099	831,232
2	Fannie Mae Discount Notes	1.576%	5/14/20	63,100	62,897
2	Fannie Mae Discount Notes	1.567%	5/21/20	1,200,000	1,195,788
2	Fannie Mae Discount Notes	1.541%	5/29/20	900,000	896,678
2	Fannie Mae Discount Notes	1.530%	6/12/20	600,000	597,450
	Federal Home Loan Bank Discount Notes	1.584%	3/2/20	176,400	176,392
	Federal Home Loan Bank Discount Notes	1.592%	3/4/20	205,455	205,428
	Federal Home Loan Bank Discount Notes	1.585%	3/5/20	198,000	197,965
	Federal Home Loan Bank Discount Notes	1.556%	3/6/20	37,000	36,992
	Federal Home Loan Bank Discount Notes	1.585%	3/10/20	200,000	199,921
	Federal Home Loan Bank Discount Notes	1.616%	3/11/20	1,523,187	1,522,531
	Federal Home Loan Bank Discount Notes	1.581%	3/13/20	942,050	941,560
	Federal Home Loan Bank Discount Notes	1.588%	3/17/20	500,000	499,649
	Federal Home Loan Bank Discount Notes	1.906%	3/18/20	1,240,000	1,239,002
	Federal Home Loan Bank Discount Notes	1.578%	3/19/20	500,000	499,607
	Federal Home Loan Bank Discount Notes	1.578%	3/20/20	3,304,000	3,301,256
	Federal Home Loan Bank Discount Notes	1.578%	3/23/20	500,000	499,520
	Federal Home Loan Bank Discount Notes	1.549%	3/24/20	455,000	454,551
	Federal Home Loan Bank Discount Notes	1.588%	3/25/20	2,000,000	1,997,893
	Federal Home Loan Bank Discount Notes	1.593%	3/30/20	55,000	54,930
	Federal Home Loan Bank Discount Notes	1.589%	4/1/20	594,509	593,702
	Federal Home Loan Bank Discount Notes	1.582%	4/2/20	149,100	148,891
	Federal Home Loan Bank Discount Notes	1.624%	4/3/20	496,075	495,357
	Federal Home Loan Bank Discount Notes	1.604%	4/8/20	1,270,553	1,268,461
	Federal Home Loan Bank Discount Notes	1.583%	4/9/20	623,000	621,937
	Federal Home Loan Bank Discount Notes	1.624%	4/13/20	90,000	89,830
	Federal Home Loan Bank Discount Notes	1.563%	4/15/20	80,150	79,994
	Federal Home Loan Bank Discount Notes	1.624%	4/17/20	711,600	710,152
	Federal Home Loan Bank Discount Notes	1.576%	4/24/20	450,000	448,940
	Federal Home Loan Bank Discount Notes	1.623%	4/29/20	350,000	349,076
	Federal Home Loan Bank Discount Notes	1.584%	5/4/20	348,660	347,684
	Federal Home Loan Bank Discount Notes	1.596%	5/5/20	24,400	24,330
	Federal Home Loan Bank Discount Notes	1.581%	5/6/20	869,308	866,796
	Federal Home Loan Bank Discount Notes	1.576%	5/15/20	72,000	71,764
	Federal Home Loan Bank Discount Notes	1.586%	5/20/20	177,833	177,214

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Federal Home Loan Bank Discount Notes	1.575%	5/22/20	589,000	586,895
	Federal Home Loan Bank Discount Notes	1.584%	5/26/20	500,000	498,119
	Federal Home Loan Bank Discount Notes	1.539%	5/27/20	1,400,000	1,394,813
	Federal Home Loan Bank Discount Notes	1.591%	5/28/20	160,000	159,382
	Federal Home Loan Bank Discount Notes	1.578%	6/1/20	855,050	851,619
	Federal Home Loan Bank Discount Notes	1.571%	6/5/20	100,000	99,584
	Federal Home Loan Bank Discount Notes	1.572%	7/15/20	170,000	168,998
	Federal Home Loan Bank Discount Notes	1.612%	7/22/20	27,950	27,772
	Federal Home Loan Banks	1.570%	3/2/20	300,000	300,000
	Federal Home Loan Banks	1.570%	3/2/20	500,000	499,999
	Federal Home Loan Banks	1.620%	3/2/20	500,000	500,000
	Federal Home Loan Banks	1.570%	3/5/20	750,000	749,998
	Federal Home Loan Banks	1.620%	3/6/20	525,000	525,000
	Federal Home Loan Banks	1.626%	3/13/20	572,140	572,609
	Federal Home Loan Banks	1.600%	4/1/20	171,000	170,998
	Federal Home Loan Banks	1.610%	4/24/20	500,000	499,984
	Federal Home Loan Banks	1.610%	4/24/20	850,000	849,973
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.000%	1.659%	7/15/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.045%	1.700%	4/1/20	300,000	300,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.045%	1.711%	4/6/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.045%	1.711%	4/6/20	1,500,000	1,500,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.050%	1.663%	4/27/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR + 0.050%	1.721%	5/8/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.010%	1.617%	3/25/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.010%	1.617%	3/25/20	1,000,000	999,994
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.020%	1.627%	3/20/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.020%	1.635%	4/3/20	850,000	850,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.020%	1.635%	4/3/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.020%	1.583%	11/27/20	2,000,000	2,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.025%	1.622%	4/20/20	750,000	750,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.035%	1.568%	12/11/20	1,650,000	1,650,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.622%	11/4/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.622%	11/4/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.618%	11/12/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.613%	11/13/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.618%	11/13/20	1,000,000	1,000,000

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.619%	11/18/20	1,000,000	1,000,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.619%	11/18/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.040%	1.618%	12/18/20	500,000	500,000
3	Federal Home Loan Banks,
	1M USD LIBOR - 0.055%	1.603%	3/12/20	180,000	179,998
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	185,830	186,072
2	Freddie Mac Discount Notes	1.586%	3/6/20	545,834	545,714
2	Freddie Mac Discount Notes	1.541%	3/9/20	590,000	589,799
2	Freddie Mac Discount Notes	1.606%	3/10/20	27,000	26,989
2	Freddie Mac Discount Notes	1.662%	3/18/20	1,251,599	1,250,631
2	Freddie Mac Discount Notes	1.571%	3/20/20	972,901	972,097
2	Freddie Mac Discount Notes	1.575%	3/23/20	344,500	344,170
2	Freddie Mac Discount Notes	1.557%	3/25/20	400,000	399,587
2	Freddie Mac Discount Notes	1.557%	3/26/20	1,150,000	1,148,762
2	Freddie Mac Discount Notes	1.631%	3/27/20	41,864	41,815
2	Freddie Mac Discount Notes	1.564%	4/2/20	641,215	640,317
2	Freddie Mac Discount Notes	1.589%	4/6/20	500,000	499,210
2	Freddie Mac Discount Notes	1.536%	4/7/20	198,554	198,242
2	Freddie Mac Discount Notes	1.570%	4/9/20	233,685	233,290
2	Freddie Mac Discount Notes	1.580%	4/17/20	805,024	803,386
2	Freddie Mac Discount Notes	1.535%	4/27/20	261,754	261,116
2	Freddie Mac Discount Notes	1.564%	5/4/20	750,000	747,927
2	Freddie Mac Discount Notes	1.564%	5/5/20	1,250,000	1,246,490
2	Freddie Mac Discount Notes	1.579%	5/7/20	250,000	249,270
2	Freddie Mac Discount Notes	1.533%	5/12/20	750,000	747,712
2	Freddie Mac Discount Notes	1.582%	5/19/20	1,442,582	1,437,738
2	Freddie Mac Discount Notes	1.602%	6/1/20	400,000	398,376
2	Freddie Mac Discount Notes	1.560%	6/8/20	153,993	153,333
2	Freddie Mac Discount Notes	1.557%	6/10/20	350,000	348,479
2	Freddie Mac Discount Notes	1.560%	6/17/20	650,000	646,977
	United States Treasury Bill	1.842%	3/5/20	2,650,000	2,649,482
	United States Treasury Bill	1.842%	3/12/20	3,500,000	3,498,235
	United States Treasury Bill	1.534%	3/17/20	1,250,000	1,249,150
	United States Treasury Bill	1.888%	3/19/20	4,500,000	4,496,287
	United States Treasury Bill	1.531%	3/24/20	1,504,000	1,502,512
	United States Treasury Bill	1.561%	3/26/20	1,500,000	1,498,380
	United States Treasury Bill	1.811%	4/2/20	3,400,000	3,395,064
	United States Treasury Bill	1.679%	4/9/20	2,552,365	2,548,162
	United States Treasury Bill	1.633%	4/16/20	2,000,000	1,996,090
	United States Treasury Bill	1.574%	4/21/20	1,500,000	1,496,664
	United States Treasury Bill	1.639%	4/23/20	3,050,000	3,042,988
	United States Treasury Bill	1.623%	4/30/20	3,586,040	3,576,496
	United States Treasury Bill	1.547%	5/7/20	2,500,000	2,492,796
	United States Treasury Bill	1.562%	5/14/20	5,500,000	5,482,476
	United States Treasury Bill	1.552%	5/21/20	3,300,000	3,288,554
	United States Treasury Bill	1.593%	5/28/20	500,000	498,069
	United States Treasury Bill	1.577%	6/4/20	3,000,000	2,987,610
	United States Treasury Bill	1.520%	6/18/20	1,000,000	995,307
	United States Treasury Bill	1.570%	6/25/20	1,000,000	994,941
	United States Treasury Bill	1.572%	7/2/20	2,000,000	1,989,340
	United States Treasury Bill	1.522%	8/20/20	1,000,250	993,034

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	United States Treasury Floating Rate
	Note, US Treasury 3M US T-Bill + 0.045%	1.556%	10/31/20	324,000	323,670
3	United States Treasury Floating Rate
	Note, US Treasury 3M US T-Bill + 0.139%	1.650%	4/30/21	2,417,950	2,416,165
3	United States Treasury Floating Rate
	Note, US Treasury 3M US T-Bill + 0.220%	1.731%	7/31/21	4,500,000	4,497,208
3	United States Treasury Floating Rate
	Note, US Treasury 3M US T-Bill + 0.300%	1.811%	10/31/21	3,329,600	3,330,477
	United States Treasury Note/Bond	1.125%	3/31/20	250,000	249,905
	United States Treasury Note/Bond	2.250%	3/31/20	500,000	500,268
	United States Treasury Note/Bond	1.375%	4/30/20	643,497	643,281
	United States Treasury Note/Bond	2.375%	4/30/20	175,000	175,231
	United States Treasury Note/Bond	1.500%	5/15/20	240,000	239,966
	United States Treasury Note/Bond	3.500%	5/15/20	500,000	501,943
	United States Treasury Note/Bond	1.500%	5/31/20	34,100	34,091
	United States Treasury Note/Bond	2.500%	5/31/20	165,000	165,365
Total U.S. Government and Agency Obligations (Cost $127,531,057)					127,531,057
Repurchase Agreements (18.7%)
	Bank of Nova Scotia
	(Dated 2/28/20, Repurchase Value
	$200,026,000, collateralized by
	Treasury Inflation Indexed Note/Bond
	0.875%–3.625%, 1/15/27–2/15/49, and
	U.S. Treasury Note/Bond 2.375%–8.000%,
	11/15/21–11/15/49, with a value of
	$204,000,000)	1.580%	3/2/20	200,000	200,000
	Canadian Imperial Bank of Commerce
	(Dated 2/28/20, Repurchase Value
	$1,250,166,000, collateralized by
	Treasury Inflation Indexed Note/Bond
	0.125%–0.875%, 4/15/21–1/15/29, and
	U.S. Treasury Note/Bond 1.375%–3.125,
	12/31/20–8/15/45, with a value of
	$1,275,000,000)	1.590%	3/2/20	1,250,000	1,250,000
	Credit Agricole Corporate & Investment
	Bank NY Branch
	(Dated 2/28/20, Repurchase Value
	$1,999,263,000, collateralized by
	U.S. Treasury Note/Bond 1.500%–3.000%,
	2/28/21–2/15/48, with a value of
	$2,038,980,000)	1.580%	3/2/20	1,999,000	1,999,000
	Credit Agricole Corporate & Investment
	Bank NY Branch
	(Dated 2/27/20, Repurchase Value
	$1,000,296,000, collateralized by
	U.S. Treasury Note/Bond 1.250%–2.875%,
	3/31/21–5/15/26, with a value of
	$1,020,000,000)	1.520%	3/5/20	1,000,000	1,000,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Credit Agricole Corporate & Investment
Bank NY Branch
(Dated 2/28/20, Repurchase Value
$1,000,309,000, collateralized by
Treasury Inflation Indexed Note/Bond
1.000%, 2/15/48, and U.S. Treasury
Note/Bond 1.250%–3.125%,
3/31/21–5/15/48, with a value of
$1,020,000,000)	1.590%	3/6/20	1,000,000	1,000,000
DNB Bank ASA
(Dated 2/28/20, Repurchase Value
$1,200,159,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.625%, 7/15/21, and U.S. Treasury
Note/Bond 1.500%–2.875%,
3/15/21–8/15/28, with a value of
$1,224,000,000)	1.590%	3/2/20	1,200,000	1,200,000
Federal Reserve Bank of New York
(Dated 2/28/20, Repurchase Value
$87,011,000, collateralized by
U.S. Treasury Note/Bond 5.250%,
11/15/28, with a value of $87,011,000)	1.500%	3/2/20	87,000	87,000
Goldman Sachs & Co.
(Dated 2/27/20, Repurchase Value
$3,000,922,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.375%–3.375%, 7/15/21–2/15/47, and
U.S. Treasury Note/Bond 1.125%–2.875%,
2/28/21–8/15/45, with a value of
$3,060,000,000)	1.580%	3/5/20	3,000,000	3,000,000
JP Morgan Securities LLC
(Dated 2/28/20, Repurchase Value
$525,068,000, collateralized by
U.S. Treasury Bill 0.000%, 3/5/20–7/2/20,
and U.S. Treasury Note/Bond
1.201%–5.250%, 3/31/20–2/15/49,
with a value of $535,500,000)	1.550%	3/2/20	525,000	525,000
JP Morgan Securities LLC
(Dated 2/28/20, Repurchase Value
$1,000,133,000, collateralized by
U.S. Treasury Note/Bond 3.125%–4.750%,
2/15/41–8/15/44, with a value of
$1,020,001,000)	1.590%	3/2/20	1,000,000	1,000,000
JP Morgan Securities LLC
(Dated 2/25/20, Repurchase Value
$1,000,307,000, collateralized by
U.S. Treasury Note/Bond 1.875%–2.875%,
6/30/26–11/15/46, with a value of
$1,020,001,000)	1.580%	3/3/20	1,000,000	1,000,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
JP Morgan Securities LLC
(Dated 2/26/20, Repurchase Value
$500,155,000, collateralized by
U.S. Treasury Note/Bond 2.750%–3.500%,
2/15/39–8/15/47, with a value of
$510,000,000)	1.590%	3/4/20	500,000	500,000
JP Morgan Securities LLC
(Dated 2/27/20, Repurchase Value
$500,155,000, collateralized by
U.S. Treasury Note/Bond 3.375%,
5/15/44, with a value of $510,002,000)	1.590%	3/5/20	500,000	500,000
Mizuho Securities (USA) Inc.
(Dated 2/28/20, Repurchase Value
$500,066,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%, 4/15/22, U.S. Treasury Bill 0.000%,
3/3/20, and U.S. Treasury Note/Bond
1.191%–2.250%, 4/30/20–8/15/49,
with a value of $510,000,000)	1.590%	3/2/20	500,000	500,000
MUFG Securities
(Dated 2/28/20, Repurchase Value
$2,096,278,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–0.375%, 7/15/26–1/15/27, and
U.S. Treasury Note/Bond 1.125%–4.750%,
4/15/21–8/15/49, with a value of
$2,137,920,000)	1.590%	3/2/20	2,096,000	2,096,000
Nomura International plc
(Dated 2/25/20, Repurchase Value
$1,500,461,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.875%, 1/15/22–2/15/50, and
U.S. Treasury Note/Bond 2.125%–2.750%,
12/31/23–4/30/24, with a value of
$1,530,000,000)	1.580%	3/3/20	1,500,000	1,500,000
RBC Capital Markets LLC NY Branch
(Dated 2/25/20, Repurchase Value
$2,400,737,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.875%, 4/15/20–2/15/48, and
U.S. Treasury Note/Bond 1.375%–5.375%,
3/31/21–8/15/48, with a value of
$2,448,000,000)	1.580%	3/3/20	2,400,000	2,400,000
RBC Dominion Securities Inc.
(Dated 2/25/20, Repurchase Value
$1,095,336,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–0.750%, 4/15/22–2/15/45, and
U.S. Treasury Note/Bond 1.125%–6.500%,
10/31/20–2/15/49, with a value of
$1,116,900,000)	1.580%	3/3/20	1,095,000	1,095,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
RBC Dominion Securities Inc.
(Dated 2/28/20, Repurchase Value
$1,500,464,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–1.250%, 7/15/20–2/15/47,
U.S. Treasury Bill 0.000%, 3/26/20–1/28/21,
and U.S. Treasury Note/Bond
1.125%–6.500%, 10/31/20–8/15/49,
with a value of $1,530,000,000)	1.590%	3/6/20	1,500,000	1,500,000
Societe Generale
(Dated 2/25/20, Repurchase Value
$1,000,309,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.875%, 7/15/20–2/15/49,
U.S. Treasury Bill 0.000%, 3/24/20–2/25/21,
and U.S. Treasury Note/Bond
1.125%–7.875%, 4/15/20–2/15/50,
with a value of $1,020,500,000)	1.590%	3/3/20	1,000,000	1,000,000
Societe Generale
(Dated 2/26/20, Repurchase Value
$500,155,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–2.125%, 4/15/20–2/15/42,
U.S. Treasury Bill 0.000%, 4/21/20–2/25/21,
and U.S. Treasury Note/Bond
1.250%–8.750%, 4/30/20–2/15/50,
with a value of $510,000,000)	1.590%	3/4/20	500,000	500,000
Societe Generale
(Dated 2/27/20, Repurchase Value
$1,000,309,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–2.375%, 4/15/20–2/15/48,
U.S. Treasury Bill 0.000%, 4/21/20–2/25/21,
and U.S. Treasury Note/Bond
1.125%–8.000%, 3/31/20–11/15/49,
with a value of $1,020,000,000)	1.590%	3/5/20	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
(Dated 2/28/20, Repurchase Value
$4,000,507,000, collateralized by
U.S. Treasury Note/Bond 1.125%–2.875%,
7/31/20–2/15/26, with a value of
$4,080,000,000)	1.520%	3/2/20	4,000,000	4,000,000
TD Securities (USA) LLC
(Dated 2/25/20, Repurchase Value
$200,062,000, collateralized by
U.S. Treasury Note/Bond 1.625%–2.750%,
12/31/20–2/15/27, with a value of
$204,000,000)	1.600%	3/3/20	200,000	200,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
TD Securities (USA) LLC
(Dated 2/28/20, Repurchase Value
$200,063,000, collateralized by
U.S. Treasury Note/Bond 1.500%–3.125%,
7/31/21–2/15/30, with a value of
$204,000,000)	1.610%	3/6/20	200,000	200,000

Total Repurchase Agreements (Cost $29,252,000)				29,252,000
Total Investments (100.2%) (Cost $156,783,057)				156,783,057
Other Assets and Liabilities-Net (-0.2%)				(326,056)
Net Assets (100%)				156,457,001

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

LIBOR—London Interbank Offered Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $127,531,057)	127,531,057
Repurchase Agreements (Cost $29,252,000)	29,252,000
Total Investments in Securities	156,783,057
Investment in Vanguard	6,523
Receivables for Accrued Income	80,649
Receivables for Capital Shares Issued	1,425,063
Other Assets	8,891
Total Assets	158,304,183
Liabilities
Due to Custodian	735
Payables for Investment Securities Purchased	1,494,128
Payables for Capital Shares Redeemed	342,546
Payables for Distributions	2,454
Payables to Vanguard	7,319
Total Liabilities	1,847,182
Net Assets	156,457,001

At February 29, 2020, net assets consisted of:

Paid-in Capital	156,459,387
Total Distributable Earnings (Loss)	(2,386)
Net Assets	156,457,001

Net Assets
Applicable to 156,458,876,795 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	156,457,001
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest	1,289,123
Total Income	1,289,123
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,387
Management and Administrative	62,788
Marketing and Distribution	11,833
Custodian Fees	299
Shareholders’ Reports	1,585
Trustees’ Fees and Expenses	90
Total Expenses	78,982
Net Investment Income	1,210,141
Realized Net Gain (Loss) on Investment Securities Sold	275
Net Increase (Decrease) in Net Assets Resulting from Operations	1,210,416

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,210,141	2,616,779
Realized Net Gain (Loss)	275	596
Net Increase (Decrease) in Net Assets Resulting from Operations	1,210,416	2,617,375
Distributions[1]
Total Distributions	(1,210,711)	(2,616,749)
Capital Share Transactions (at $1.00 per share)
Issued	54,672,917	92,160,373
Issued in Lieu of Cash Distributions	1,190,766	2,571,034
Redeemed	(32,372,299)	(62,052,929)
Net Increase (Decrease) from Capital Share Transactions	23,491,384	32,678,478
Total Increase (Decrease)	23,491,089	32,679,104
Net Assets
Beginning of Period	132,965,912	100,286,808
End of Period	156,457,001	132,965,912

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months Ended February 29, 2020
For a Share Outstanding		Year Ended August 31,
Throughout Each Period		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0081	.0221	.0141	.0061	.0022	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.008	.022	.014	.006	.0022	.0001
Distributions
Dividends from Net Investment Income	(.008)	(.022)	(.014)	(.006)	(.0022)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.022)	(.014)	(.006)	(.0022)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.85%	2.26%	1.42%	0.57%	0.23%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$156,457	$132,966	$100,287	$79,452	$38,804	$3,325
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%	0.11%	0.11%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.24%	1.43%	0.60%	0.27%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016 and 0.11% for 2015. For the six months ended February 29, 2020, and the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Federal Money Market Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $6,523,000, representing less than 0.01% of the fund’s net assets and 2.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Federal Money Market Fund

D.    As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax cost	$156,783,057
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $2,178,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.    Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund

Fund Allocation1

As of February 29, 2020

U.S. Treasury Bills	87.1%
U.S. Government Obligations	12.9

1	Percentage of investments.

Treasury Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of February 29, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (104.2%)
	United States Treasury Bill	1.420%–1.519%	3/3/20	1,493,227	1,493,128
	United States Treasury Bill	1.566%–1.842%	3/5/20	1,217,145	1,216,927
	United States Treasury Bill	1.519%–1.552%	3/10/20	653,261	653,010
	United States Treasury Bill	1.526%–1.845%	3/12/20	1,552,254	1,551,509
	United States Treasury Bill	1.534%	3/17/20	553,000	552,624
	United States Treasury Bill	1.546%–1.888%	3/19/20	1,988,921	1,987,305
	United States Treasury Bill	1.528%–1.577%	3/24/20	1,793,438	1,791,670
	United States Treasury Bill	1.548%–1.561%	3/26/20	498,852	498,314
	United States Treasury Bill	1.454%–1.554%	3/31/20	2,081,000	2,078,489
	United States Treasury Bill	1.526%–1.811%	4/2/20	684,000	683,055
	United States Treasury Bill	1.551%–1.554%	4/7/20	349,315	348,759
	United States Treasury Bill	1.516%–1.679%	4/9/20	1,610,792	1,608,130
	United States Treasury Bill	1.566%–1.569%	4/14/20	645,000	643,766
	United States Treasury Bill	1.536%–1.633%	4/16/20	689,137	687,777
	United States Treasury Bill	1.555%–1.574%	4/21/20	820,983	819,157
	United States Treasury Bill	1.536%	4/23/20	1,779,000	1,774,993
	United States Treasury Bill	1.536%–1.644%	4/30/20	2,050,425	2,045,078
	United States Treasury Bill	1.536%–1.556%	5/7/20	1,645,250	1,640,505
	United States Treasury Bill	1.548%–1.562%	5/14/20	1,850,807	1,844,915
	United States Treasury Bill	1.548%–1.552%	5/21/20	2,378,454	2,370,192
	United States Treasury Bill	1.498%–1.593%	5/28/20	1,902,000	1,894,942
	United States Treasury Bill	1.577%	6/4/20	349,000	347,559
	United States Treasury Bill	1.572%	7/2/20	353,166	351,284
	United States Treasury Bill	1.522%	8/20/20	250,000	248,196
2	United States Treasury Floating
	Rate Note, 3M US T-Bill + 0.139%	1.650%	4/30/21	750,000	749,588
2	United States Treasury Floating
	Rate Note, 3M US T-Bill + 0.220%	1.731%	7/31/21	1,075,000	1,074,528
2	United States Treasury Floating
	Rate Note, 3M US T-Bill + 0.300%	1.811%	10/31/21	1,152,280	1,152,768
	United States Treasury Note/Bond	1.125%	3/31/20	300,000	299,886
	United States Treasury Note/Bond	2.250%	3/31/20	275,875	276,017
	United States Treasury Note/Bond	1.125%	4/30/20	50,000	49,963
	United States Treasury Note/Bond	1.375%	4/30/20	375,000	374,883
	United States Treasury Note/Bond	2.375%	4/30/20	111,000	111,145
	United States Treasury Note/Bond	3.500%	5/15/20	232,000	232,909
Total U.S. Government and Agency Obligations (Cost $33,452,971)					33,452,971
Total Investments (104.2%) (Cost $33,452,971)					33,452,971

Treasury Money Market Fund

		Face	Market
	Maturity	Amount	Value•
Yield[1]	Date	($000)	($000)
Other Assets and Liabilities-Net (-4.2%)			(1,344,772)
Net Assets (100%)			32,108,199

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Assets and Liabilities

As of February 29, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value (Cost $33,452,971)	33,452,971
Investment in Vanguard	1,375
Receivables for Investment Securities Sold	584,833
Receivables for Accrued Income	18,224
Receivables for Capital Shares Issued	313,637
Cash	6
Other Assets	4,614
Total Assets	34,375,660
Liabilities
Payables for Investment Securities Purchased	2,082,693
Payables for Capital Shares Redeemed	180,454
Payables for Distributions	3,066
Payables to Vanguard	1,248
Total Liabilities	2,267,461
Net Assets	32,108,199

At February 29, 2020, net assets consisted of:

Paid-in Capital	32,108,539
Total Distributable Earnings (Loss)	(340)
Net Assets	32,108,199

Net Assets
Applicable to 32,105,499,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,108,199
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2020
($000)
Investment Income
Income
Interest	270,082
Total Income	270,082
Expenses
The Vanguard Group—Note B
Investment Advisory Services	505
Management and Administrative	10,533
Marketing and Distribution	2,501
Custodian Fees	56
Shareholders’ Reports	41
Trustees’ Fees and Expenses	8
Total Expenses	13,644
Net Investment Income	256,438
Realized Net Gain (Loss) on Investment Securities Sold	300
Net Increase (Decrease) in Net Assets Resulting from Operations	256,738

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	256,438	540,071
Realized Net Gain (Loss)	300	306
Net Increase (Decrease) in Net Assets Resulting from Operations	256,738	540,377
Distributions[1]
Total Distributions	(256,474)	(540,070)
Capital Share Transactions (at $1.00 per share)
Issued	13,979,096	24,578,573
Issued in Lieu of Cash Distributions	234,933	502,686
Redeemed	(10,534,238)	(15,564,718)
Net Increase (Decrease) from Capital Share Transactions	3,679,791	9,516,541
Total Increase (Decrease)	3,680,055	9,516,848
Net Assets
Beginning of Period	28,428,144	18,911,296
End of Period	32,108,199	28,428,144

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended			Year Ended August 31,
For a Share Outstanding	February 29,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.008[1]	.022[1]	.014[1]	.005[1]	.0017	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.008	.022	.014	.005	.0017	.0001
Distributions
Dividends from Net Investment Income	(.008)	(.022)	(.014)	(.005)	(.0017)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.022)	(.014)	(.005)	(.0017)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.85%	2.25%	1.43%	0.54%	0.17%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,108	$28,428	$18,911	$15,639	$12,803	$9,388
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.09%	0.09%	0.09%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.23%	1.43%	0.55%	0.18%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016 and 0.09% for 2015. For the six months ended February 29, 2020, and years ended August 31, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and for the period ended February 29, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended February 29, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.

Treasury Money Market Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2020, the fund had contributed to Vanguard capital in the amount of $1,375,000, representing less than 0.01% of the fund’s net assets and 0.55% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. As of February 29, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	33,452,971
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2019, the fund had available capital losses totaling $616,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Treasury Money Market Fund

E. Effective April 16, 2020, the fund is closed to all new investors, with the exception of participants who invest in the fund only through defined contribution plans that offer the fund as an existing option. The fund will remain closed until further notice. During the fund’s closed period, all current shareholders may continue to purchase, exchange, or redeem shares of the fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance. Management is continuing to monitor this development and evaluate its impact on the fund.

Management has determined that no other events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q302 042020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: April 17, 2020

VANGUARD MONEY MARKET RESERVES

BY:       /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: April 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.